Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues, net	$ 15,781,319	$ 12,523,432
Cost of revenues	11,403,474	7,523,669
Gross profit	4,377,845	4,990,763
Operating expenses:
Selling, general and administrative	12,280,192	14,085,195
Gain on change in fair value of earnout liability		(520,000)
Impairment of goodwill		4,443,000
Total operating expenses	12,280,192	18,008,195
Operating loss	(7,902,347)	(13,017,432)
Other income (expense):
Rental income	102,815	102,815
Interest expense	(3,378,131)	(1,299,153)
Change in fair value of short-term investments	(22,000)
Gain on divestiture	4,911,760
Other income		3,054
Total other income (expense)	1,614,444	(1,193,284)
Loss before income taxes	(6,287,903)	(14,210,716)
Income tax expense (benefit)	19,197	(22,373)
Net loss from continuing operations	(6,307,100)	(14,188,343)
Net loss attributable to noncontrolling interests	(554,382)	(1,269,274)
Net loss attributable to Vinco Ventures, Inc. from continuing operations	(5,752,718)	(12,919,069)
Loss from discontinued operations before income taxes	(629,692)	(7,811)
Provision for income taxes for discontinued operations	12,940	2,826
Net loss from discontinued operations	(642,632)	(10,637)
Gain on divestiture from discontinued operations	1,241,914
Income from discontinued operations	599,282
Net loss attributable to Vinco Ventures, Inc.	$ (5,153,436)	$ (12,929,706)
Net loss per share - basic and diluted:
Net loss per share - continuing operations	$ (0.55)	$ (2.14)
Net loss per share - discontinued operations	(0.06)	(0.01)
Net loss per share - gain on divestiture from discontinued operations	0.12
Income (loss) per share - discontinued operations	0.06	(0.01)
Net loss per share	$ (0.49)	$ (2.15)
Weighted average number of common shares outstanding - basic and diluted	10,514,010	6,026,049